Cover	Jun. 01, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 3, 2019, Ameriprise Financial, Inc. (the "Company") filed a Current Report on Form 8-K ("Original Report") to report the appointment of Brian T. Shea to the Board of Directors ("Board") of the Company. This Amendment on Form 8-K/A is being filed for the sole purpose of disclosing Mr. Shea's appointment to the Board's Audit Committee.
Document Period End Date	Jun. 01, 2019
Entity File Number	001-32525
Entity Registrant Name	AMERIPRISE FINANCIAL, INC.
Entity Central Index Key	0000820027
Entity Tax Identification Number	13-3180631
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Ameriprise Financial Center
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55474
City Area Code	612
Local Phone Number	671-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	AMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false